Stock Warrants and Earnouts - Summary of Fair Value Measurement Inputs and Valuation Techniques (Detail) - Level 3 [Member] - Redeemable Convertible Preferred Stock Warrants [Member]	Feb. 26, 2021	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	0.843	0.805	0.584	0.650
Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	0.000	0.001	0.016	0.028
Dividend rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	0.000	0.000	0.000	0.000
Expected term (years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs (in year)	0 years	1 year 4 months 24 days	2 years	2 years